Share Based Compensation (Tables)	3 Months Ended
Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based compensation assumptions

Expected volatility	211%
Expected life	3.4 years
Risk free interest rate	0.31%

Schedule of Stock Options Activity

Weighted
Average
		Weighted	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	(Years)	Value
Balance at December 31, 2020	–	$–	–	$–
Exercised	–	–	–	–
Issued	2,000,000	0.09	4.2	–
Canceled	–	–	–	–
Balance at December 31, 2021	2,000,000	0.09	4.2	80,000
Exercised	–	–	–	–
Issued	–	–	–	–
Canceled	–	–	–	–
Balance at March 31, 2022	2,000,000	0.09	4.0	–
Options exercisable at March 31, 2022	1,500,000	0.09	4.0	–